Revenue From Contracts With Customers - Additional Informational (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Contract With Customer Asset And Liability [Line Items]
Contract with customer, liability, revenue recognized	¥ 134,300	$ 18,400	¥ 131,300	¥ 148,600
Deferred income,current	¥ 500		200		$ 60
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	future periods upon the usage of the prepaid card balances to purchase the Group’s products	future periods upon the usage of the prepaid card balances to purchase the Group’s products
Contract with customer liability, current	¥ 121,300		100,500		16,600
Loyalty Points Program [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, explanation	will be recognized as revenues when the points are redeemed	will be recognized as revenues when the points are redeemed
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred income,current	¥ 157,600		¥ 139,597		$ 21,600
Membership [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 month				1 month
Membership [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months				12 months
Corporate Customers [Member] | Minimum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, credit terms	7 days	7 days
Corporate Customers [Member] | Maximum [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue from contract with customers, credit terms	30 days	30 days